RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2017, 2016 and 2015, the Group entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2017	2016	2015

Transactions with affiliated companies

Melco International and its subsidiaries	Management fee expenses(1)	$1,787	$1,191	$1,177
	Purchase of property and equipment	—	315	7,758
	Other service fee income	2,749	1,221	1,609

A subsidiary of MECOM Power and Construction Limited (“MECOM”)(2)	Construction and renovation works performed and recognized as property and equipment	35,510	—	—
	Consultancy fee expense	2,228	—	—

Notes

(1)	Management fee expenses mainly included the Company’s reimbursement to Melco International’s subsidiary for service fees incurred on its behalf for the operation of the office of the Company’s Chief Executive Officer.
(2)	A company in which Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has shareholding of approximately 20% in MECOM.

(a)	Amounts Due from Affiliated Companies

The outstanding balances mainly arising from operating income or prepayment of operating expenses as of December 31, 2017 and 2016 are unsecured, non-interest bearing and repayable on demand with details as follows:

	December 31,
	2017	2016
Melco International and its subsidiaries	$2,367	$1,012
Others	10	1
Crown and its subsidiary	—	90

	$2,377	$1,103

(b)	Amounts Due to Affiliated Companies

The current portion of amounts due to affiliated companies mainly arising from construction and renovation works performed, operating expenses and expenses paid by affiliated companies on behalf of the Group as of December 31, 2017 and 2016, are unsecured, non-interest bearing and repayable on demand with details as follows:

	December 31,
	2017	2016
MECOM’s subsidiaries	$14,675	$—
Melco International and its subsidiaries	1,293	88
Others	822	877
Crown’s subsidiary and associated company	—	2,063

	$16,790	$3,028

The non-current portion of amount due to an affiliated company arising from construction costs retention payable as of December 31, 2017 is unsecured and non-interest bearing. No part of the amount will be repayable within the next twelve months from the balance sheet date and, accordingly, the amount is shown as a non-current liability in the consolidated balance sheet.